Segment information - Impairment charges and reversals by geographical segment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Impairment charges	£ 200	£ 143	£ 37
Impairment reversal			48
North America
Disclosure of operating segments [line items]
Impairment charges	3	2	5
EMEA & LatAm
Disclosure of operating segments [line items]
Impairment charges	5	7	5
APAC
Disclosure of operating segments [line items]
Impairment charges	2	1	2
Other reconciling items
Disclosure of operating segments [line items]
Impairment charges	£ 190	£ 133	25
Impairment reversal			£ 48